Share capital - New Issue and Secondary Offering (Details) - USD ($) $ in Thousands				12 Months Ended
	Aug. 13, 2021	Feb. 12, 2021	Sep. 15, 2020	Mar. 31, 2022	Mar. 31, 2021
Disclosure of classes of share capital [table]
Issuance of shares upon public offerings				$ 823,515	$ 952,534
Share issuance costs				$ 33,984	$ 44,702
Subordinate voting shares
Disclosure of classes of share capital [table]
Issuance of shares upon public offerings	$ 823,515
Share issuance costs	$ 33,042		$ 18,044
Marketed public offering | Subordinate voting shares
Disclosure of classes of share capital [table]
Number of common shares issued, bought deal offering		9,660,000
Issuance of shares upon public offerings (in shares)		8,860,000
Issuance of shares upon public offerings		$ 620,200
Share issuance costs		$ 26,202
Marketed public offering, over-allotment option | Subordinate voting shares
Disclosure of classes of share capital [table]
Number of common shares issued, bought deal offering		1,260,000
Marketed public offering, secondary sale | Subordinate voting shares
Disclosure of classes of share capital [table]
Issuance of shares upon public offerings (in shares)		800,000
Proceeds from issue of ordinary shares		$ 56,000